Asset Retirement Provision - Schedule of Asset Retirement Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Asset Retirement Provision [Line Items]
Balance as of January 1,	$ 1,816	$ 1,979
Additions during the period		209
Accretion expense	358	214
Effect of change in the foreign exchange rate	(156)	12
Effect of change in discount rate	88	(598)
Balance as of period end	$ 2,106	$ 1,816